Shareholders' Equity (Details) - USD ($)				1 Months Ended				12 Months Ended
	Jul. 04, 2018	Jun. 08, 2018	Dec. 07, 2017	Dec. 31, 2019	Sep. 26, 2019	Jun. 27, 2018	May 24, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Shareholders' Equity (Textual)
Equity, description								The original authorized number of common shares was 1 share with a par value of $1.
Common share, par value								$ 0.0001	$ 0.0001
Common share, shares authorized								100,000,000	100,000,000
Stockholder's equity stock split, description				CLPS Shanghai held a 70% equity interest of CLPS Shenzhen and an 80% equity interest of CLPS Hong Kong, which held the remaining 30% equity interest of CLPS Shenzhen. On December 9, 2019, Qiner acquired the remaining 20% equity interest of CLPS Hong Kong from the non-controlling shareholder with the consideration of the Company's 100,000 common shares valued at $278,000, therefore holding 100% of CLPS Hong Kong and CLPS Shenzhen's equity interest accordingly. On December 3, 2019, the Company issued 100,000 common shares with $0.0001 par value per share to non-controlling shareholder. The carrying amount of the non-controlling interests was $130,992. The transaction was accounted for as an equity transaction and the difference of $131,002 between the purchase consideration and the carrying value of the non-controlling interest of CLPS Hong Kong and CLPS Shenzhen was recorded in the additional paid-in capital on the consolidated balance sheets.	Qiner acquired an 80% interest in Ridik Pte. Ltd. ("Ridik Pte.") located in Singapore from third party selling shareholders with the final purchase price of $2,462,580 (3,402,304 Singapore dollars), in the form of cash of $2,026,043 (2,799,180 Singapore dollars) and the Company's common shares were valued at $436,537 (603,123 Singapore dollars), respectively. On December 3, 2019, the Company issued 86,615 common shares with $0.0001 par value per share to the selling shareholders (Note 3).	Qiner purchased the remaining 30% equity interest of CLPS Beijing at a cash consideration of $0.6 million from the non-controlling shareholders and became the sole shareholder of CLPS Beijing. The carrying amount of the non-controlling interests was $91,533. The transaction was accounted for as an equity transaction and the difference of $0.5 million between the purchase consideration and the carrying value of the non-controlling interest of CLPS Beijing was recorded in the additional paid-in capital on the consolidated balance sheets.
Statutory reserve, description								The Company's subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Statutory reserves
Offering price per share		$ 5.25					$ 5.25
Net proceeds from IPO									$ 1,472,592	$ 11,022,111
Dividend, description									During the fiscal 2017, CLPS Shanghai declared dividends of $1.3 million to its existing shareholders. $0.7 million was paid in fiscal 2017 and $0.6 million was paid in fiscal 2018. No dividend was declared during the years ended June 30, 2020, 2019 and 2018.
CLPS [Member]
Shareholders' Equity (Textual)
Equity, description									Prior to June 2018, the Company held a 70% equity interest of CLPS Beijing which primarily engages in software development.
Non-controlling interests									$ 131,470
Purchase consideration value of the non-controlling									$ 131,480
Statutory Surplus [Member]
Shareholders' Equity (Textual)
Statutory reserve, description									Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory reserves								$ 970,009	$ 715,335	$ 437,796
Restricted net amount								9,900,000	8,700,000
Director [Member]
Shareholders' Equity (Textual)
Equity, description			After the stock split, the Company’s issued and outstanding common shares became 10,000 shares with par value of $0.0001. The Board of Directors also approved to amend the articles of association (the “Amendment”) to increase total authorized number of common shares from 10,000 shares to 100,000,000 shares with par value of $0.0001. In connection with the Amendment, the Board of Directors further approved to issue 11,280,000 common shares at par value (the “Nominal share issuance”) to the existing shareholders of the Company.
Common share, par value			$ 0.0001
Common share, shares authorized			100,000,000
Stockholder's equity stock split, description			The Board of Directors approved a stock split of the Company’s issued and outstanding shares of common shares at a ratio of 1-10,000.
IPO [Member]
Shareholders' Equity (Textual)
Offering price per share							$ 0.0001
IPO shares		300,000					2,000,000
Gross proceeds from IPO		$ 1,580,000					$ 10,500,000
Net proceeds from IPO	$ 1,470,000						$ 9,500,000